Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Summary of Valuation Models Used to Calculate Fair Value of Warrant Securities and FPAs

Key ranges of inputs for the valuation models used to calculate the fair value of the Warrant Securities and FPAs were as follows,

	December 31, 2020	March 31, 2021
Implied volatility	22%	19%
Risk-free interest rate	0.10% - 0.43%	1.04%
Instrument exercise price for one Class A ordinary share	$11.50	$11.50
Expected term	5.5 years	5.5 years

Key ranges of inputs for the valuation models used to calculate the fair value of the Warrant Securities and FPAs were as follows,

	Inception (October 2020)	December 31, 2020
Implied volatility	20% - 25%	22%
Risk-free interest rate	0.13% - 0.40%	0.10% - 0.43%
Instrument exercise price for one Class A ordinary share	$11.50	$11.50
Expected term	5.5 years	5.5 years

Schedule of Basic and Diluted Net Income Per Ordinary Share

As of March 31, 2021, the Company has two classes of ordinary shares, Class A ordinary shares and Class F ordinary shares. As of March 31, 2020, the Company only had Class F ordinary shares. For the three months ended March 31, 2021, earnings and losses are shared pro rata between the two classes of ordinary shares as follows,

	For the Three Months Ended March 31, 2021
	Class A	Class F
Basic and diluted net income per ordinary share:
Numerator:
Allocation of net income	$22,664,927	$5,666,232
Denominator:
Weighted average ordinary shares outstanding:	45,000,000	11,250,000
Basic and diluted net income per ordinary share	$0.50	$0.50

As of December 31, 2020, the Company has two classes of ordinary shares, Class A ordinary shares and Class F ordinary shares. As of December 31, 2019, the Company only had Class F ordinary shares. For the year ended December 31, 2020, earnings and losses are shared pro rata between the two classes of ordinary shares as follows,

	For the Year Ended December 31, 2020 (As Restated)
	Class A	Class F
Basic and diluted net loss per ordinary share:
Numerator:
Allocation of net loss	$(26,653,427)	$(6,663,357)
Denominator:
Weighted average ordinary shares outstanding:	10,327,869	18,050,376
Basic and diluted net loss per ordinary share	$(2.58)	$(0.37)